FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Engine Lessee Customer Aircraft	Dec. 31, 2019 USD ($) Lessee Aircraft Customer	Dec. 31, 2018 USD ($) Aircraft Customer Lessee
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 293,743	$ 464,399
Operating lease revenue			$ 399,514
Number of major customers | Customer	3	0	1
End of lease income	$ 14,100	$ 78,800	$ 20,300
Number of lessees | Lessee	36	39
Number of lessees on non-accrual status | Lessee	11	3	2
Number of aircraft on non-accrual status | Aircraft	19	4	3
Number of engines on non-accrual status | Engine	2
Additional operating lease revenue that would have been recognized if lessees has not been placed on non-accrual status	$ 35,600
Lessees on Non-accrual Status [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	54,000	$ 13,600
Operating lease revenue			$ 9,300
United Kingdom [Member]
Operating Lease Revenue [Abstract]
End of lease income		$ 52,800
Number of lessees | Lessee		4
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 293,743	$ 464,399
Operating lease revenue			$ 399,514
Concentration percentage	100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 41,853	$ 130,686
Operating lease revenue			$ 92,635
Concentration percentage	14.00%	28.00%	23.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Spain [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 10,723	$ 17,475
Operating lease revenue			$ 17,267
Concentration percentage	4.00%	4.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 5,897	$ 79,022
Operating lease revenue			$ 31,259
Concentration percentage	2.00%	17.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 25,233	$ 34,189
Operating lease revenue			$ 44,109
Concentration percentage	8.00%	7.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 190,173	$ 267,580
Operating lease revenue			$ 221,444
Concentration percentage	65.00%	58.00%	55.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 57,597	$ 103,422
Operating lease revenue			$ 87,492
Concentration percentage	20.00%	22.00%	22.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Malaysia [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 55,987	$ 55,189
Operating lease revenue			$ 26,748
Concentration percentage	19.00%	12.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Indonesia [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 12,861	$ 32,882
Operating lease revenue			$ 32,336
Concentration percentage	4.00%	7.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 20,348	$ 23,320
Operating lease revenue			$ 21,103
Concentration percentage	7.00%	5.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 25,757	$ 34,217
Operating lease revenue			$ 35,009
Concentration percentage	9.00%	7.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 17,623	$ 18,550
Operating lease revenue			$ 18,756
Concentration percentage	6.00%	5.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 8,441	$ 5,425
Operating lease revenue			$ 11,415
Concentration percentage	3.00%	1.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 13,690	$ 21,258
Operating lease revenue			$ 26,389
Concentration percentage	5.00%	5.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 13,419	$ 16,267
Operating lease revenue			$ 20,147
Concentration percentage	5.00%	4.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 271	$ 4,991
Operating lease revenue			$ 6,242
Concentration percentage	0.00%	1.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 39,586	$ 39,450
Operating lease revenue			$ 47,631
Concentration percentage	13.00%	8.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 30,019	$ 30,019
Operating lease revenue			$ 30,019
Concentration percentage	10.00%	6.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Operating Lease Revenue [Abstract]
Operating lease revenue	$ 9,567	$ 9,431
Operating lease revenue			$ 17,612
Concentration percentage	3.00%	2.00%	4.00%
Operating Lease Revenue [Member] | Major Customer [Member] | Air India [Member]
Operating Lease Revenue [Abstract]
Concentration percentage	12.00%		11.00%
Operating Lease Revenue [Member] | Major Customer [Member] | AirAsia Berhad [Member]
Operating Lease Revenue [Abstract]
Concentration percentage	11.00%
Operating Lease Revenue [Member] | Major Customer [Member] | Ethiopian Airlines [Member]
Operating Lease Revenue [Abstract]
Concentration percentage	10.00%